Redeemable Convertible Class A Common Stock	3 Months Ended
Mar. 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Class A Common Stock
10. Redeemable Convertible Class A Common Stock
Prior to the conversion of Class A Common Stock into common stock at the IPO, the Class A Common Stock accrued dividends at a rate of 9% per annum and had a liquidation preference equal to $1,000 per share plus any accrued and unpaid dividends. Redeemable convertible Class A Common Stock was recorded at liquidation value plus accrued, unpaid dividends in our consolidated balance sheets. Cumulative undeclared and unpaid dividends on Class A Common Stock totaled $485.9 million at December 31, 2017.
In October 2018, we amended our certificate of incorporation to modify the conversion price of the Class A Common Stock from the initial public offering price per share to a stated conversion price of $19.00 per share. Therefore, immediately prior to the completion of our IPO, we converted each outstanding share of our Class A Common Stock into 140,053,370 shares of common stock which was equal to the result of the liquidation value of such share of Class A Common Stock, divided by $19.00 per share. The liquidation value for each share of Class A Common Stock was equal to $1,000. At the time of the conversion of the Class A Common Stock, we also converted $717.4 million of accrued and unpaid dividends on the Class A Common Stock into 37,758,109 shares of common stock equal to the result of the accrued and unpaid dividends on each share of Class A Common Stock, divided by $19.00 per share. Upon the modification and conversion of the Class A Common Stock into common stock, we recognized a $711.2 million gain related to the difference between the fair value of the consideration transferred to the Class A Common Stock shareholders and the carrying value of the Class A Common Stock. The gain on conversion of Class A Common Stock was recorded in accumulated deficit and included in net income (loss) available to common shareholders in the computation of net income (loss) per share.